Share based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Option Transactions Related to the Seadrill Scheme
The following table summarizes share option transactions related to the Seadrill Scheme in 2017, 2016 and 2015:

	December 31, 2017		December 31, 2016		December 31, 2015
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Outstanding at beginning of year	947,500	20.08	2,015,171	28.53	2,241,116	35.10
Granted	—	—	—	—	710,000	12.04
Exercised	—	—	—	—	—	—
Forfeited	(410,000)	22.06	(1,067,671)	35.29	(935,945)	32.81
Outstanding at end of year	537,500	11.62	947,500	20.08	2,015,171	28.53
Exercisable at end of year	358,959	11.65	412,917	25.79	882,152	36.14

Restricted Stock Unit Activity
The following table summarizes the RSU activity for NADL for the years ended December 31, 2017, 2016 and 2015:

Restricted Stock Units - NADL	December 31, 2017	December 31, 2016	December 31, 2015
Outstanding at beginning of year	413,702	174,583	253,870
Granted	—	270,653	1,587,719
Settled	—	(20,837)	—
Adjustment (1)	—	—	(1,571,251)
Forfeited	(300)	(10,697)	(95,755)
Outstanding at end of year	413,402	413,702	174,583

(1)	Adjustment relates to NADL's reverse stock split in December 2015, as discussed above.

The following table summarizes the RSU activity for us for the years ended December 31, 2017, 2016 and 2015:

Restricted Stock Units - Seadrill	December 31, 2017	December 31, 2016	December 31, 2015
Outstanding at beginning of year	5,186,724	1,402,980	525,210
Granted	—	4,349,158	937,970
Exercised	(74,660)	(249,050)	—
Forfeited	(798,127)	(316,364)	(60,200)
Outstanding at end of year	4,313,937	5,186,724	1,402,980